ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited)

Shares		June 30, 2026 Fair Value
	Investments in Securities - 108.78%
	Common Stocks - 108.51%
	Australia - 0.15%
	Metal - Diversified - 0.15%
1,455,873	Lynas Rare Earths Ltd *	$18,215,836

	Total Australia (cost $15,532,339)	$18,215,836

	Canada - 0.72%
	Transport - Rail - 0.72%
988,460	Canadian Pacific Kansas City	85,650,059

	Total Canada (cost $76,093,927)	$85,650,059

	China - 1.11%
	Auto - Cars / Light Trucks - 0.46%
5,891,500	BYD Co Ltd, Class H	54,429,540

	B2B / E - Commerce - 0.32%
4,640,987	Full Truck Alliance Co Ltd ADR (a)	37,684,814

	Schools - 0.33%
853,553	New Oriental Education & Technology Group Inc ADR	39,186,618

	Total China (cost $127,506,628)	$131,300,972

	Finland - 1.98%
	Networking Products - 1.98%
17,712,392	Nokia Oyj ADR	235,220,566

	Total Finland (cost $219,748,981)	$235,220,566

	France - 7.12%
	Aerospace / Defense - Equipment - 7.12%
1,406,933	Airbus SE	312,926,636
1,350,388	Safran SA	532,645,017

	Total France (cost $356,179,885)	$845,571,653

	Germany - 5.47%
	Aerospace / Defense - 0.67%
191,144	MTU Aero Engines AG	79,524,863

	Athletic Footwear - 0.54%
313,729	adidas AG	64,348,334

	Electronic Components - Semiconductors - 0.39%
494,898	Infineon Technologies AG	46,210,265

	Machinery - Electric Utilities - 3.87%
2,422,513	Siemens Energy AG	459,209,481

	Total Germany (cost $206,727,218)	$649,292,943

	Hong Kong - 0.70%
	Casino Hotels - 0.22%
6,857,000	Galaxy Entertainment Group Ltd	25,724,516

	E - Commerce / Products - 0.48%
594,371	Alibaba Group Holding Ltd ADR	57,047,729

	Total Hong Kong (cost $120,802,688)	$82,772,245

	Ireland - 0.91%
	Building Products - Cement / Aggregate - 0.91%
1,006,210	CRH PLC	107,664,470

	Total Ireland (cost $113,845,327)	$107,664,470

	Japan - 6.15%
	Audio / Video Products - 1.30%
7,641,500	Sony Group Corp	154,217,013

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Shares		June 30, 2026 Fair Value
	Common Stocks - (continued)
	Japan - (continued)
	Chemicals - Diversified - 1.75%
1,342,300	Resonac Holdings Corp	$146,184,956
1,441,000	Shin-Etsu Chemical Co Ltd	62,135,228

		208,320,184

	Electronic Components - Semiconductors - 3.09%
665,100	Kioxia Holdings Corp *	366,996,880

	Total Japan (cost $369,864,178)	$729,534,077

	Sweden - 0.38%
	Internet Content - Entertainment - 0.38%
98,980	Spotify Technology SA *	45,444,687

	Total Sweden (cost $49,410,633)	$45,444,687

	Taiwan - 7.08%
	Electronic Components - Semiconductors - 0.97%
346,939	Silicon Motion Technology Corp ADR	115,645,177

	Semiconductor Components - Integrated Circuits - 6.11%
1,516,604	Taiwan Semiconductor Manufacturing Co Ltd ADR (a)	724,284,572

	Total Taiwan (cost $194,962,010)	$839,929,749

	United Kingdom - 0.85%
	Electronic Components - Miscellaneous - 0.85%
597,490	nVent Electric PLC	101,340,279

	Total United Kingdom (cost $99,727,630)	$101,340,279

	United States - 75.18%
	Aerospace / Defense - 1.53%
439,889	RTX CORP	83,460,140
73,645	TransDigm Group Inc (a)	98,098,086

		181,558,226

	Aerospace / Defense - Equipment - 0.60%
158,163	General Electric Co	59,110,258
421,662	Standardaero Inc *	12,611,910

		71,722,168

	Applications Software - 1.17%
371,033	Microsoft Corp (a)	138,402,730

	Building Products - Cement / Aggregate - 3.48%
356,490	Martin Marietta Materials Inc (a)	205,587,783
704,353	Vulcan Materials Co (a)	207,791,179

		413,378,962

	Chemicals - Specialty - 0.99%
1,321,499	Solstice Advanced Materials Inc	117,084,811

	Coatings / Paint - 0.43%
149,809	Sherwin-Williams Co	51,582,235

	Commercial Services - 1.49%
198,373	Cintas Corp (a)	33,739,280
198,303	Quanta Services Inc (a)	142,786,092

		176,525,372

	Commercial Services - Finance - 0.47%
93,994	S&P Global Inc (a)	38,279,996
613,151	Toast Inc *	17,057,861

		55,337,857

	Computer Aided Design - 4.60%
744,002	Cadence Design Systems Inc * (a)	279,238,831
596,932	Synopsys Inc * (a)	266,273,457

		545,512,288

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Shares		June 30, 2026 Fair Value
	Common Stocks - (continued)
	United States - (continued)
	Computer Software - 1.81%
1,040,309	Twilio Inc *	$214,646,956

	E - Commerce / Products - 5.25%
2,620,552	Amazon.com Inc * (a)	624,582,364

	E - Commerce / Services - 3.81%
458,517	Doordash Inc, Class A * (a)	84,610,142
858,450	Expedia Group Inc (a)	219,660,186
2,045,444	Uber Technologies Inc *	147,599,239

		451,869,567

	Electric - Generation - 1.40%
633,409	Constellation Energy Corp (a)	157,319,793
492,864	X-Energy Inc *	9,048,983

		166,368,776

	Electric - Integrated - 1.59%
1,644,012	Entergy Corp	188,831,218

	Electronic Components - Semiconductors - 3.13%
935,189	Analog Devices Inc	371,429,015

	Electronic Connectors - 4.08%
2,752,426	Amphenol Corp, Class A (a)	485,307,752

	Enterprise Software / Services - 0.46%
870,879	SS&C Technologies Holdings Inc (a)	54,038,042

	Finance - Credit Card - 3.65%
372,670	Mastercard Inc, Class A (a)	191,403,312
704,669	Visa Inc, Class A (a)	241,764,887

		433,168,199

	Finance - Other Services - 0.89%
861,654	Intercontinental Exchange Inc	106,078,224

	Gas - Distribution - 0.67%
1,666,345	NiSource Inc (a)	79,234,705

	Independent Power Producer - 1.28%
957,121	Vistra Corp	151,828,104

	Internet Content - Entertainment - 3.88%
817,083	Meta Platforms Inc, Class A (a)	460,254,683

	Machinery - Electric Utilities - 3.61%
993,935	BWX Technologies Inc (a)	193,469,448
700,539	Vertiv Holdings Co (a)	234,554,468

		428,023,916

	Medical - Drugs - 0.35%
39,609	Madrigal Pharmaceuticals Inc *	21,268,053
1,850,470	ORIC Pharmaceuticals Inc *	20,040,590

		41,308,643

	Private Equity - 0.18%
505,300	Carlyle Group Inc	21,278,183

	REITS - Diversified - 1.44%
163,725	Equinix Inc (a)	170,665,303

	Retail - Apparel / Shoes - 1.18%
289,141	Burlington Stores Inc * (a)	91,599,869
228,248	Ross Stores Inc	48,582,587

		140,182,456

	Retail - Building Products - 0.20%
105,510	Lowe’s Cos Inc (a)	23,263,900

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Shares		June 30, 2026 Fair Value
	Common Stocks - (continued)
	United States - (continued)
	Retail - Major Department Store - 1.61%
1,264,494	TJX Companies Inc (a)	$191,570,841

	Retail - Restaurants - 0.38%
246,637	Chipotle Mexican Grill Inc * (a)	8,385,658
227,694	Yum! Brands Inc (a)	36,399,163

		44,784,821

	Semiconductor Equipment - 19.57%
742,346	Applied Materials Inc	536,716,158
1,623,213	KLA Corp	489,739,594
1,387,248	Lam Research Corp (a)	601,136,176
523,018	MKS Inc (a)	232,638,406
958,043	Teradyne Inc	463,539,525

		2,323,769,859

	Total United States (cost $3,895,287,995)	$8,923,590,176

	Uruguay - 0.71%
	E - Commerce / Services - 0.71%
49,887	MercadoLibre Inc * (a)	84,677,696

	Total Uruguay (cost $22,948,519)	84,677,696

	Total Common Stocks (cost $5,868,637,958)	$12,880,205,408

	Short-Term Securities - 0.27%

	United States - 0.27%
	Dreyfus Treasury Obligations Cash Management, Institutional
32,166,947	Shares, 3.52% (a) (b)	$32,166,947

	Total United States (cost $32,166,947)	$32,166,947

	Total Short-Term Securities (cost $32,166,947)	$32,166,947

	Total Investments in Securities (cost $5,900,804,905) - 108.78%	$12,912,372,355

	Other Liabilities in Excess of Assets - (8.78%)	(1,042,059,185)

	Net Assets - 100.00%	$11,870,313,170

(a)	Partially or wholly held in a pledged account at the Custodian as collateral for securities sold, not yet purchased.
(b)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2026.
*	Non-income producing security.
ADR	American Depositary Receipt
REITS	Real Estate Investment Trusts

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

Investments in Securities - By Industry	June 30, 2026 Percentage of Net Assets (%)
Aerospace / Defense	2.20
Aerospace / Defense - Equipment	7.72
Applications Software	1.17
Athletic Footwear	0.54
Audio / Video Products	1.30
Auto - Cars / Light Trucks	0.46
B2B / E - Commerce	0.32
Building Products - Cement / Aggregate	4.39
Casino Hotels	0.22
Chemicals - Diversified	1.76
Chemicals - Specialty	0.99
Coatings / Paint	0.43
Commercial Services	1.49
Commercial Services - Finance	0.47
Computer Aided Design	4.60
Computer Software	1.81
E - Commerce / Products	5.73
E - Commerce / Services	4.52
Electric - Generation	1.40
Electric - Integrated	1.59
Electronic Components - Miscellaneous	0.85
Electronic Components - Semiconductors	7.58

Investments in Securities -By Industry	June 30, 2026 Percentage of Net Assets (%)
Electronic Connectors	4.08
Enterprise Software / Services	0.46
Finance - Credit Card	3.65
Finance - Other Services	0.89
Gas - Distribution	0.67
Independent Power Producer	1.28
Internet Content - Entertainment	4.26
Machinery - Electric Utilities	7.48
Medical - Drugs	0.35
Metal - Diversified	0.15
Networking Products	1.98
Private Equity	0.18
REITS - Diversified	1.44
Retail - Apparel / Shoes	1.18
Retail - Building Products	0.20
Retail - Major Department Store	1.61
Retail - Restaurants	0.38
Schools	0.33
Semiconductor Components - Integrated Circuits	6.11
Semiconductor Equipment	19.57
Short-term Securities	0.27
Transport - Rail	0.72

Total Investments in Securities	108.78%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited)

Notional Amount (USD)	Contracts		June 30, 2026 Fair Value
		Purchased Options - 12.30%
		Equity Options - 12.28%
		Equity Call Options - 9.12%
		Canada - 0.41%
		Internet Application Software - 0.41%
$ 222,900,000	22,290	Shopify Inc, Class A , 09/18/2026, $100.00	$48,480,750

		Total Canada (cost $43,087,082)	$48,480,750

		Taiwan - 0.32%
		Semiconductor Components - Integrated Circuits - 0.32%
158,400,000	3,960	Taiwan Semiconductor Manufacturing Co Ltd ADR, 09/18/2026, $400.00	37,808,100

		Total Taiwan (cost $30,899,971)	$37,808,100

		United Kingdom - 0.88%
		Electronic Components - Semiconductors - 0.88%
175,635,000	6,505	ARM Holdings PLC ADR, 08/21/2026, $270.00	66,952,713
133,500,000	4,450	ARM Holdings PLC ADR, 08/21/2026, $300.00	37,313,250

		Total United Kingdom (cost $90,096,216)	$104,265,963

		United States - 7.51%
		Applications Software - 0.13%
376,701,000	9,659	Microsoft Corp, 08/21/2026, $390.00	15,913,203

		Auto - Cars / Light Trucks - 0.17%
280,266,000	6,673	Tesla Inc, 08/21/2026, $420.00	20,386,015

		Casino Hotels - 0.09%
37,545,000	7,509	Las Vegas Sands Corp, 09/18/2026, $50.00	1,355,375
73,467,000	8,163	Wynn Resorts Ltd, 09/18/2026, $90.00	9,265,005

			10,620,380

		Computers - 0.23%
422,313,000	14,818	Apple Inc, 09/18/2026, $285.00	27,153,985

		E - Commerce / Products - 0.08%
72,424,000	3,292	Amazon.com Inc, 09/18/2026, $220.00	9,538,570

		E - Commerce / Services - 0.63%
244,672,000	15,292	Booking Holdings Inc, 07/17/2026, $160.00	27,525,600
148,552,500	10,245	Doordash Inc, Class A, 09/18/2026, $145.00	46,742,813

			74,268,413

		Electronic Components - Semiconductors - 5.21%
376,428,000	9,906	Advanced Micro Devices Inc, 08/21/2026, $380.00	208,768,949
526,850,000	12,850	Broadcom Inc, 10/16/2026, $410.00	38,839,125
337,769,250	34,643	Intel Corp, 09/18/2026, $97.50	167,758,727
399,937,500	53,325	Microchip Technology Inc, 09/18/2026, $75.00	109,849,499
46,274,000	5,444	Microchip Technology Inc, 09/18/2026, $85.00	7,839,360
755,649,000	39,771	NVIDIA Corp, 09/18/2026, $190.00	85,010,513

			618,066,173

		Enterprise Software / Services - 0.06%
383,842,000	24,764	Palantir Technologies Inc, 09/18/2026, $155.00	7,156,796

		Hotels & Motels - 0.0%
175,350,000	5,845	Hilton Worldwide Holdings Inc, 09/18/2026, $300.00	23,496,900
160,776,000	4,872	Marriott International Inc, Class A, 09/18/2026, $330.00	24,433,080

			47,929,980

		Telecommunication, Equipment & Fiber Optics - 0.51%
70,672,000	5,048	Corning Inc, 09/18/2026, $140.00	60,740,060

		Total United States (cost $892,813,082)	$891,773,575

		Total Equity Call Options (cost $1,056,896,351)	$1,082,328,388

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited) (continued)

Notional Amount (USD)	Contracts			June 30, 2026 Fair Value
		Equity Put Options - 3.16%
		United States - 3.16%
		Applications Software - 0.19%
$ 176,610,000	4,205	Microsoft Corp, 08/21/2026, $420.00		$22,349,575

		Growth & Income - Large Cap - 0.65%
2,846,532,500	42,805	SPDR S&P 500 ETF Trust, 09/18/2026, $665.00		18,641,578
3,658,776,000	55,436	SPDR S&P 500 ETF Trust, 12/18/2026, $660.00		58,900,750

				77,542,328

		Sector Fund - Technology - 1.98%
5,720,814,000	86,679	Invesco QQQ Trust Series 1, 12/18/2026, $660.00		194,637,694
1,010,412,000	14,859	Invesco QQQ Trust Series 1, 12/18/2026, $680.00		40,483,346

				235,121,040

		Semiconductor Equipment - 0.34%
207,289,600	9,254	KLA Corp, 09/18/2026, $224.00		13,834,730
378,556,000	11,134	Lam Research Corp, 09/18/2026, $340.00		26,359,745

				40,194,475

		Total United States (cost $496,599,763)		$375,207,418

		Total Equity Put Options (cost $496,599,763)		$375,207,418

		Total Equity Options (cost $1,553,496,114)		$1,457,535,806

		Currency Call Options - 0.02%
		United States - 0.02%
		Currency - 0.02%	Counterparty
105,597,569	105,597,569	USD / BRL, 12/18/2026, $5.65	Merrill Lynch Professional Clearing Corp	2,414,983
103,789,283	103,789,283	USD / CNH, 12/18/2026, $7.45	Merrill Lynch Professional Clearing Corp	3,071

		Total United States (cost $3,175,262)		$2,418,054

		Total Currency Call Options (cost $3,175,262)		$2,418,054

		Total Purchased Options (cost $1,556,671,376)		$1,459,953,860

ADR	American Depositary Receipt
BRL	Brazilian Real
CNH	Chinese Renminbi Yuan
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipts
USD	United States Dollar

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited) (concluded)

Purchased Options - By Industry	June 30, 2026 Percentage of Net Assets (%)
Applications Software	0.32
Auto - Cars / Light Trucks	0.17
Casino Hotels	0.09
Computers	0.23
Currency	0.02
E - Commerce / Products	0.08
E - Commerce / Services	0.63
Electronic Components - Semiconductors	6.09

Purchased Options - By Industry	June 30, 2026 Percentage of Net Assets (%)
Enterprise Software / Services	0.06
Growth & Income - Large Cap	0.65
Hotels & Motels	0.40
Internet Application Software	0.41
Sector Fund - Technology	1.98
Semiconductor Components - Integrated Circuits	0.32
Semiconductor Equipment	0.34
Telecommunication, Equipment & Fiber Optics	0.51

Total Purchased Options	12.30%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

Shares		June 30, 2026 Fair Value
	Securities Sold, Not Yet Purchased - 51.91%
	Common Stocks - 51.91%
	Belgium - 0.24%
	Brewery - 0.24%
346,588	Anheuser-Busch InBev SA/NV ADR	$28,558,851

	Total Belgium (proceeds $21,193,720)	$28,558,851

	Canada - 2.17%
	Apparel Manufacturers - 0.04%
91,524	Gildan Activewear Inc	4,722,638

	Enterprise Software / Services - 0.07%
395,386	Open Text Corp	8,757,800

	Internet Application Software - 1.80%
1,868,240	Shopify Inc	213,315,643

	Medical - Drugs - 0.00%
15,956	Canopy Growth Corp	15,158

	Private Equity - 0.26%
726,760	Brookfield Corp	30,952,708

	Total Canada (proceeds $309,195,181)	$257,763,947

	China - 1.07%
	Auto - Cars / Light Trucks - 0.27%
2,230,812	NIO Inc ADR	11,287,909
1,609,520	XPeng Inc ADR	21,310,045

		32,597,954

	Internet Content - Information / Networks - 0.45%
1,210,067	Bilibili Inc-Sponsored ADR	20,607,441
5,948,500	Kuaishou Technology	31,555,218

		52,162,659

	Retail - Drug Store - 0.02%
2,367,827	Ping An Healthcare and Technology Co Ltd	2,107,540

	Wireless Equipment - 0.33%
14,333,600	Xiaomi Corp, Class B	39,553,319

	Total China (proceeds $179,587,143)	$126,421,472

	France - 0.82%
	Computer Services - 0.44%
509,529	Capgemini SE	51,240,615

	Cosmetics & Toiletries - 0.18%
49,529	L’Oreal SA	21,724,759

	Power Conversion / Supply Equipment - 0.20%
74,298	Schneider Electric SE	24,243,275

	Total France (proceeds $126,824,716)	$97,208,649

	Germany - 0.35%
	Auto - Cars / Light Trucks - 0.22%
395,917	Bayerische Motoren Werke AG	25,918,848

	Enterprise Software/Services - 0.13%
99,061	SAP SE ADR	15,266,291

	Total Germany (proceeds $49,178,847)	$41,185,139

	Hong Kong - 0.11%
	Electric - Integrated - 0.11%
1,839,300	Power Assets Holdings Ltd	$13,392,420

	Total Hong Kong (proceeds $12,364,223)	$13,392,420

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2026 Fair Value
	Common Stocks - (continued)
	Ireland - 1.93%
	Building Products - Air & Heating - 0.14%
34,642	Trane Technologies PLC	17,014,765

	Computer Services - 0.25%
242,127	Accenture PLC, Class A	30,130,284

	Electronic Components - Miscellaneous - 0.34%
197,702	TE Connectivity PLC	39,858,700

	Power Conversion / Supply Equipment - 1.20%
332,244	Eaton Corp PLC	141,575,813

	Total Ireland (proceeds $260,869,344)	$228,579,562

	Israel - 0.43%
	Applications Software - 0.06%
99,791	Monday.com Ltd	7,223,870

	Auto / Truck Parts & Equipment - Original - 0.08%
947,032	Mobileye Global Inc, Class A	9,167,270

	Computer Data Security - 0.29%
267,367	Check Point Software Technologies Ltd	35,140,045

	Total Israel (proceeds $83,669,148)	$51,531,185

	Italy - 0.68%
	Auto - Cars / Light Trucks - 0.68%
217,185	Ferrari NV	80,855,804

	Total Italy (proceeds $88,124,887)	$80,855,804

	Netherlands - 0.07%
	Auto - Cars / Light Trucks - 0.07%
1,485,930	Stellantis NV	8,529,238

	Total Netherlands (proceeds $13,882,917)	$8,529,238

	Switzerland - 0.54%
	Computers - Peripheral Equipment - 0.20%
250,039	Logitech International SA	23,513,668

	Medical - Drugs - 0.34%
258,407	Novartis AG ADR	40,497,545

	Total Switzerland (proceeds $55,436,971)	$64,011,213

	United Kingdom - 4.26%
	Beverages - Wine / Spirits - 0.45%
668,419	Diageo PLC	53,727,519

	Electronic Components - Semiconductors - 3.81%
1,273,042	ARM Holdings PLC ADR	451,382,502

	Total United Kingdom (proceeds $297,924,464)	$505,110,021

	United States - 39.24%
	Advertising Agencies - 0.56%
918,552	Omnicom Group Inc	66,898,142

	Appliances - 0.23%
680,300	Whirlpool Corp	26,817,426

	Applications Software - 0.10%
198,049	Elastic NV	11,292,754

	Auto - Cars / Light Trucks - 1.49%
420,664	Tesla Inc	176,931,278

	See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2026 Fair Value
	Common Stocks - (continued)
	United States - (continued)
	Beverages - Non-Alcoholic - 0.19%
234,378	Monster Beverage Corp	$22,528,413

	Brewery - 0.63%
346,177	Constellation Brands Inc	48,149,759
693,175	Molson Coors Beverage Co	27,006,098

		75,155,857

	Cable / Satellite TV - 0.47%
395,746	Charter Communications Inc, Class A	56,279,039

	Cellular Telecommunications - 0.86%
606,238	T-Mobile US Inc	101,684,300

	Commercial Banks - Eastern US - 0.15%
1,238,274	Valley National Bancorp	18,140,714

	Commercial Banks - Southern US - 0.80%
170,991	Bank OZK	8,906,921
2,840,936	Regions Financial Corp	85,796,267

		94,703,188

	Commercial Services - Finance - 1.31%
758,548	Global Payments Inc	55,040,243
1,057,596	H&R Block Inc	40,273,256
1,398,544	PayPal Holdings Inc	60,389,130

		155,702,629

	Computer Data Security - 1.31%
372,056	Fortinet Inc	57,155,243
307,271	Qualys Inc	42,246,690
300,144	Rapid7 Inc	2,431,166
498,309	Tenable Holdings Inc	18,377,636
248,007	Zscaler Inc	35,006,188

		155,216,923

	Computer Graphics - 0.28%
1,855,866	Figma Inc	33,572,616

	Computer Services - 0.49%
520,199	Cognizant Technology Solutions Corp, Class A	20,147,307
296,541	Gartner Inc	38,437,644

		58,584,951

	Computer Software - 0.31%
939,506	Dropbox Inc, Class A	25,808,230
123,827	SentinelOne Inc	2,101,344
273,220	Teradata Corp	9,467,073

		37,376,647

	Consumer Products - Miscellaneous - 0.23%
247,381	Kimberly-Clark Corp	27,155,012

	Cosmetics & Toiletries - 0.41%
333,964	Procter & Gamble Co	48,972,481

	Data Processing / Management - 0.49%
48,790	Fair Isaac Corp	58,293,316

	Diversified Manufacturing Operations - 1.25%
548,266	Illinois Tool Works Inc	148,289,506

	E - Commerce / Products - 0.31%
484,027	Etsy Inc	36,461,754

	E - Commerce / Services - 0.30%
197,317	Booking Holdings Inc	35,169,782

	E - Services / Consulting - 0.21%
173,293	CDW Corp/DE	24,371,928

	Electric Products - Miscellaneous - 0.91%
752,372	Emerson Electric Co	107,702,052

	See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2026 Fair Value
	Common Stocks - (continued)
	United States - (continued)
	Electronic Components - Miscellaneous - 1.12%
252,971	Hubbell Inc	$132,354,427

	Electronic Components - Semiconductors - 6.55%
148,717	Advanced Micro Devices Inc	86,391,192
1,581,451	Broadcom Inc	597,393,116
100,485	Marvell Technology Inc	29,933,477
692,857	ON Semiconductor Corp	65,502,701

		779,220,486

	Electronic Forms - 0.60%
346,231	Adobe Inc	70,984,280

	Enterprise Software / Services - 1.13%
1,148,338	Palantir Technologies Inc	133,976,594

	Finance - Credit Card - 0.25%
148,430	Capital One Financial Corp	29,778,027

	Food - Miscellaneous / Diversified - 1.25%
742,937	Conagra Brands Inc	9,999,932
1,612,934	General Mills Inc	56,130,103
1,970,707	Kraft Heinz Co	46,548,099
1,596,654	The Campbell’s Company	35,557,485

		148,235,619

	Hotels & Motels - 0.94%
744,803	Choice Hotels International Inc	82,129,427
344,112	Wyndham Hotels & Resorts Inc	28,977,672

		111,107,099

	Insurance Brokers - 0.33%
237,748	Marsh & McLennan Cos Inc	39,625,459

	Investment Management / Advisory Services - 1.48%
934,447	Franklin Resources Inc	31,089,052
1,274,938	T Rowe Price Group Inc	144,947,702

		176,036,754

	Machinery - Electric Utilities - 3.92%
395,919	GE Vernova Inc	465,149,396

	Medical - Biomedical / Genetics - 0.38%
124,368	Amgen Inc	45,036,140

	Medical - Drugs - 0.59%
277,203	Johnson & Johnson	70,401,246

	Private Equity - 0.78%
791,838	Blackstone Inc	93,175,577

	REITS - Office Property - 0.67%
413,772	Brandywine Realty Trust	1,311,657
406,559	BXP Inc	26,958,927
1,882,663	Douglas Emmett Inc	22,215,423
49,162	Hudson Pacific Properties Inc	746,771
427,776	Kilroy Realty Corp	16,028,767
247,267	SL Green Realty Corp	12,801,013

		80,062,558

	REITS - Storage - 1.09%
345,980	Extra Space Storage Inc	50,270,894
248,092	Public Storage	78,970,165

		129,241,059

	Retail - Home Furnishings - 0.14%
742,855	Bath & Body Works Inc	17,182,236

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2026 Fair Value
	Common Stocks - (continued)
	United States - (continued)
	Retail - Miscellaneous / Diversified - 0.10%
800,932	Sally Beauty Holdings Inc	$11,325,178

	Retail - Regional Department Store - 0.55%
1,408,686	Kohl’s Corp	24,961,916
1,689,526	Macy’s Inc	39,788,337

		64,750,253

	Sector Fund - Technology - 3.42%
618,623	VanEck Semiconductor ETF	405,748,639

	Telephone - Integrated - 0.30%
1,694,202	AT&T Inc	35,069,981

	Transport - Services - 0.35%
396,190	United Parcel Service Inc	42,590,425

	Total United States (proceeds $4,826,680,234)	$4,658,352,141

	Total Common Stocks (proceeds $6,324,931,795)	$6,161,499,642

	Total Securities Sold, Not Yet Purchased (proceeds $6,324,931,795)	$6,161,499,642

ADR	American Depositary Receipt
REITS	Real Estate Investment Trusts

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

Securities Sold, Not Yet Purchased - By Industry	June 30, 2026 Percentage of Net Assets (%)
Advertising Agencies	0.56
Apparel Manufacturers	0.04
Appliances	0.23
Applications Software	0.16
Auto - Cars / Light Trucks	2.73
Auto / Truck Parts & Equipment - Original	0.08
Beverages - Non-Alcoholic	0.19
Beverages - Wine / Spirits	0.45
Brewery	0.87
Building Products - Air & Heating	0.14
Cable / Satellite TV	0.47
Cellular Telecommunications	0.86
Commercial Banks - Eastern US	0.15
Commercial Banks - Southern US	0.80
Commercial Services - Finance	1.31
Computer Data Security	1.60
Computer Graphics	0.28
Computer Services	1.18
Computer Software	0.31
Computers - Peripheral Equipment	0.20
Consumer Products - Miscellaneous	0.23
Cosmetics & Toiletries	0.59
Data Processing / Management	0.49
Diversified Manufacturing Operations	1.25
E - Commerce / Products	0.31
E - Commerce / Services	0.30
E - Services / Consulting	0.21
Electric - Integrated	0.11

Securities Sold, Not Yet Purchased - By Industry	June 30, 2026 Percentage of Net Assets (%)
Electric Products - Miscellaneous	0.91
Electronic Components - Miscellaneous	1.46
Electronic Components - Semiconductors	10.36
Electronic Forms	0.60
Enterprise Software / Services	1.33
Finance - Credit Card	0.25
Food - Miscellaneous / Diversified	1.25
Hotels & Motels	0.94
Insurance Brokers	0.33
Internet Application Software	1.80
Internet Content - Information / Networks	0.45
Investment Management / Advisory Services	1.48
Machinery - Electric Utilities	3.92
Medical - Biomedical / Genetics	0.38
Medical - Drugs	0.93
Power Conversion / Supply Equipment	1.40
Private Equity	1.04
REITS - Office Property	0.67
REITS - Storage	1.09
Retail - Drug Store	0.02
Retail - Home Furnishings	0.14
Retail - Misc / Diversified	0.10
Retail - Regional Department Store	0.55
Sector Fund - Technology	3.42
Telephone - Integrated	0.30
Transport - Services	0.36
Wireless Equipment	0.33

Total Securities Sold, Not Yet Purchased	51.91%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited)

Notional Amount (USD)	Maturity Date*		June 30, 2026 Unrealized Appreciation / Depreciation***

	Swap Contracts – 5.24%
	Total Return Swap Contracts - Appreciation – 7.62%
	Brazil – 0.07%
	Finance - Other Services – 0.07%
$35,769,869	1/30/2029	B3 SA - Brasil Bolsa Balcao	$7,975,768

Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of B3 SA - Brasil Bolsa Balcao in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.00%**.

	Total Brazil		$7,975,768

	Japan – 0.26%
	Audio / Video Products – 0.21%
(34,392,870)	3/6/2028	Sharp Corp	$24,632,354

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Sharp Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Office Automation & Equipment – 0.05%
(92,002,934)	3/6/2028	Canon Inc	4,581,920

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Canon Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

(26,444,589)	3/6/2028	Ricoh Company Ltd	1,540,445

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Ricoh Company Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

			6,122,365

	Total Japan		$30,754,719

	South Korea – 0.03%
	Engines - Internal Combustion – 0.03%
100,237,656	2/25/2028	Doosan Co Ltd	3,087,238

Agreement with Morgan Stanley, dated 02/25/2026 to receive the total return of the shares of Doosan Co Ltd in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%**.

	Total South Korea		$3,087,238

	Spain – 0.04%
	Building - Heavy Construction – 0.04%
17,093,419	2/26/2027	Cellnex Telecom SA	4,582,883

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Cellnex Telecom SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.

	Total Spain		$4,582,883

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		June 30, 2026 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)
	Sweden – 0.04%
	Auto - Cars / Light Trucks – 0.04%
$(9,586,011)	12/11/2026	Volvo Car AB, Class B	$4,188,909

Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Volvo Car AB, Class B in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 2.50%**.

	Total Sweden		$4,188,909

	Taiwan – 0.53%
	Power Conversion / Supply Equipment – 0.53%
12,384,576	3/6/2028	Delta Electronics Inc	63,269,173

Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Delta Electronics Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.25%**.

	Total Taiwan		$63,269,173

	United Kingdom – 1.69%
	Aerospace / Defense – 1.68%
96,253,402	12/11/2026	Rolls-Royce Holdings PLC	200,690,320

Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of Rolls-Royce Holdings PLC in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.

	Food - Retail – 0.01%
(15,192,763)	12/11/2026	Marks & Spencer Group PLC	856,155

Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Marks & Spencer Group PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$201,546,475

	United States – 4.96%
	Private Equity – 0.48%
49,301,209	3/4/2027	Carlyle Group Inc	56,587,377

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Carlyle Group Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.

	Web Portals / ISP – 4.48%
48,944,817	3/4/2027	Alphabet Inc, Class A	532,599,744

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Alphabet Inc, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%*.

	Total United States		$589,187,121

	Total Return Swap Contracts - Appreciation ****		$904,592,286

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		June 30, 2026 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Depreciation – 2.38%
	Australia – 0.09%
	Commercial Banks Non-US – 0.09%
$(107,225,756)	12/23/2026	Commonwealth Bank of Australia	$11,076,087

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Commonwealth Bank of Australia in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Total Australia		$11,076,087

	Denmark – 0.19%
	Transport - Services – 0.19%
137,415,145	2/26/2027	DSV A/S	21,991,840

		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of DVS A/S in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.

	Total Denmark		$21,991,840

	Italy – 0.02%
	Wire & Cable Products – 0.02%
34,811,820	2/26/2027	Prysmian SpA	1,937,664

		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Prysmian SpA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.

	Total Italy		$1,937,664

	Japan – 1.86%
	Semiconductor Equipment – 1.86%
(329,812,444)	3/6/2028	Advantest Corp	70,393,827

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Advantest Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

(117,547,951)	3/6/2028	Tokyo Electron Ltd	150,510,896

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Tokyo Electron Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Total Japan		$220,904,723

	Taiwan – 0.14%
	Audio / Video Products – 0.04%
64,356,641	3/6/2028	Lite-On Technology Corp	4,829,409

Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Lite-On Technology Corp in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.25%**.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		June 30, 2026 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Depreciation (continued)
	Taiwan - (continued)
	Computers - Peripheral Equipment – 0.06%
$(3,873,352)	3/6/2028	Innolux Corp.	$6,905,039

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Innolux Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 4.00%**.

	Electronic Components - Miscellaneous – 0.04%
(6,488,194)	3/6/2028	AUO Corp	4,608,540

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of AUO Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 16.00%**.

51,347,623	12/11/2026	BAE Systems PLC	8,532,055

Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of BAE Systems PLC in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.

	Cosmetics & Toiletries – 0.01%
(53,111,422)	2/26/2027	Unilever PLC	1,749,221

Agreement with Morgan Stanley, dated 03/03/2014 to deliver the total return of the shares of Unilever PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.35%**.

	Total United Kingdom		$10,281,276

Agreement with Morgan Stanley, dated 03/03/2014 to deliver the total return of the shares of Unilever PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.35%**.

	Total Return Swap Contracts - Depreciation *****		$282,534,578

	Total Swap Contracts, net		$622,057,708

*	Per the terms of the executed swap agreement, no periodic payments are made. A single payment is made upon the maturity of the Total Return Swap Contracts.
**

The financing rate is made up of the Daily Fed Funds Effective Rate plus a variable rate. The Daily Fed Funds Effective Rate is the weighted average interest rate at which depository institutions (banks and credit unions) trade federal funds (balances held at Federal Reserve Banks) with each other overnight. The variable rate indicated is as of June 30, 2026.

***

The value of the Total Return Swap Contracts is the same as the unrealized appreciation/depreciation. For this reason the value has not been broken out separately. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts transactions.

****

Includes all Total Return Swap Contracts in an appreciated position. The unrealized appreciation of these contracts is included as part of Net unrealized appreciation on total return swap contracts in the Statement of Assets and Liabilities.

*****

Includes all Total Return Swap Contracts in a depreciated position. The unrealized depreciation amounts of these contracts is included as part of Net unrealized appreciation on total return swap contracts in the Statement of Assets and Liabilities.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

Swap Contracts - By Industry	June 30, 2026 Percentage of Net Assets (%)
Aerospace / Defense	1.61
Audio / Video Products	0.17
Auto - Cars / Light Trucks	0.04
Building - Heavy Construction	0.04
Commercial Banks Non-US	(0.09)
Computers - Peripheral Equipment	(0.06)
Cosmetics & Toiletries	(0.01)
Electronic Components - Miscellaneous	(0.04)
Engines - Internal Combustion	0.03

Swap Contracts - By Industry	June 30, 2026 Percentage of Net Assets (%)
Finance - Other Services	0.07
Food - Retail	0.01
Office Automation & Equipment	0.05
Power Conversion / Supply Equipment	0.53
Private Equity	0.48
Semiconductor Equipment	(1.86)
Transport - Services	(0.19)
Web Portals / ISP	4.48
Wire & Cable Products	(0.02)

Total Swap Contracts	5.24%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2026 (Unaudited)

1.	Fair Value Measurement

ACAP Strategic Fund (the “Fund”) follows ASC Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”) for fair value measurement. ASC Topic 820 establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Over-the-counter financial derivative instruments, such as forward contracts and total return swaps, derive their values from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivative contracts that use valuation techniques and observable inputs as described above and in further detail below and have an appropriate level of market activity are categorized within Level 2 of the fair value hierarchy.

The Fund recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the nine months ended June 30, 2026.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Investments, the Schedule of Purchased Options, the Schedule of Securities Sold, Not Yet Purchased and the Schedule of Swap Contracts.

The following table summarizes the fair value of assets and liabilities by the ASC 820 fair value hierarchy levels as of June 30, 2026.

	Level 1	Level 2	Level 3	Balance June 30, 2026
Assets
Investment Securities
Common Stocks	$12,880,205,408	$-	$-	$12,880,205,408
Short-Term Securities	32,166,947	-	-	32,166,947
Purchased Options	1,457,535,806	2,418,054	-	1,459,953,860
Net Unrealized Appreciation on
Total Return Swap Contracts	-	622,057,708	-	622,057,708

Total Assets	$14,369,908,161	$624,475,762	$-	$14,994,383,923

Liabilities
Securities Sold, Not Yet Purchased
Common Stocks	$6,161,499,642	$-	$-	$6,161,499,642

Total Liabilities	$6,161,499,642	$-	$-	$6,161,499,642

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2026 (Unaudited) (continued)

2.	Portfolio Valuation

The value of the net assets of the Fund is determined on each business day as of the close of regular business of the New York Stock Exchange in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Fund’s Board of Trustees (the “Board”).

Domestic and foreign exchange-traded equity securities (including listed warrants) traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their official closing price as reported on their primary exchange.

Domestic non-exchange traded equity securities are valued at their last reported price.

Total return swaps on equity securities are generally valued based upon the price for the reference asset, as determined in the manner specified above, as well as dividends on the reference equity security and accrued swap interest since the day of opening the position.

Fixed income, including convertible bonds, is generally valued using an evaluated bid price provided by an independent pricing agent. Evaluated bid prices provided by the pricing agent may be determined without exclusive reliance on quoted bid prices and may reflect factors such as relative credit information, observed market movements, sector news, maturity, reported trade frequencies and other market data. Money market instruments with a remaining maturity of 60 days or less may be valued at amortized cost (purchase price or last valuation, as applicable, adjusted for accretion of discount or amortization of premium) unless SilverBay Capital Management, LLC, investment adviser of the Fund (the “Adviser”) believes another valuation is more appropriate.

Options traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their last reported mid price as reported on such exchange(s). Non-exchange traded options and currency options are valued using a combination of observable inputs and models.

Forward contracts are traded on the over-the-counter market. Forward contracts are valued using observable inputs, such as currency exchange rates or commodity prices, applied to notional amounts stated in the applicable contracts.

When market quotations are not readily available, if a market quotation is “stale”, or when the valuation methods mentioned above are not reflective of the fair value of an asset or a liability, fair value will be determined in good faith based on observable and unobservable inputs relevant to the valuation of the asset under the oversight of the Board (“Fair Value Determination”).

The Adviser monitors the continuing appropriateness of the valuation methodology being used for each security and other investment.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be subject to Fair Value Determination taking into account the aforementioned factors, in good faith pursuant to procedures adopted by the Board. For the nine months ended June 30, 2026, no portfolio securities or liabilities were subject to Fair Value Determination.

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks

a.	Total Return Swaps

The Adviser may use total return swaps to pursue the Fund’s investment objective of maximum capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated notional amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return of other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security index or market.

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2026 (Unaudited) (continued)

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

a.	Total Return Swaps (continued)

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss generally consists of the net amount of payments that the Fund contractually is entitled to receive and/or the termination value at the end of the contract, which may be different than the amounts recorded on the Statement of Assets and Liabilities. Total return swaps are non-income producing instruments.

The Fund’s total return swap contract counterparty is Morgan Stanley & Co., Inc.

At June 30, 2026, the net amount of the fair value of the above-mentioned investments was $622,057,708.

b.	Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options, including options on currencies. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited. Options may be traded over-the-counter or on a securities exchange. These transactions involve risks consisting of counterparty credit risk and leverage risk.

At June 30, 2026, the fair value of the above-mentioned investments was $1,457,535,806.

c.	Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2026 (Unaudited) (continued)

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

c.	Foreign Currency Transactions (continued)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

The Fund may enter into forward contracts for hedging and non-hedging purposes to pursue its investment objective. These contracts represent obligations to purchase or to sell a specified amount of currency at a future date and at a specified price agreed to by the parties at the time they enter into the contracts and allow the Fund to “lock in” the US dollar prices of securities. However, there may be an imperfect correlation between the securities being purchased or sold and the forward contracts entered into, and there is a risk that a counterparty will be unable or unwilling to fulfill its obligations under the forward contract.

At June 30, 2026, the Fund held no positions of the above-mentioned investments.

The Fund may also seek to hedge against the decline in the value of a currency or, to the extent applicable, to enhance returns, through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or over-the-counter markets. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

At June 30, 2026, the fair value of the currency options was $2,418,054.

4.	Federal Income Tax Information

During the year ended September 30, 2025, taxable gain differs from net increase in net assets resulting from operations primarily due to: (1) unrealized gain/(loss) from investment activities and foreign currency transactions, as investment gains and losses are not included in taxable income until they are realized; (2) deferred wash sales losses and loss deferrals on unsettled short positions; (3) net deferral of qualified late year losses; (4) deferred straddle losses; and (5) net operating losses.

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. As of September 30, 2025, the Fund had $252,714,005 of capital loss carryovers available to offset possible future capital gains. Under federal tax law, capital loss realized after October 31, 2024 and certain ordinary losses realized after December 31, 2024 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended September 30, 2025, the Fund incurred and elected to defer qualified late-year ordinary loss of $647,520,887.

As of September 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income:	$—
Undistributed long-term capital gains:	—
Accumulated realized capital and other losses:	(900,234,892)
Net unrealized appreciation/depreciation:	6,682,659,401
Other temporary differences:	(30,614,594)

Total	$5,751,809,915

As of June 30, 2026, the aggregate unrealized appreciation/depreciation and the aggregate cost of investment securities for tax purposes, including purchased options were as follows:

Excess of value over tax cost gross appreciation	$7,011,567,450
Excess of tax cost over value gross depreciation	(275,287,134)

Net unrealized appreciation	$6,736,280,316

5.	Subsequent Events

The Fund has determined that no material events or transactions occurred subsequent to June 30, 2026 that would require recognition or disclosure in the Fund’s “Schedule of Investments.”